STOCKHOLDERS' EQUITY (DEFICIT) - Preferred Stock (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity Deficit - Preferred Stock Details Narrative
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001